Intellectual Property and Collaborative Agreements (Detail Textuals 1) € in Thousands, shares in Thousands, $ in Thousands	1 Months Ended							3 Months Ended		6 Months Ended		12 Months Ended
	May. 31, 2015 USD ($) shares	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($)	Jul. 31, 2010 USD ($) shares	Mar. 31, 2010 USD ($)	Jun. 30, 2008 EUR (€)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 shares	Dec. 31, 2014 EUR (€)
Intellectual Property And Collaborative Agreements [Line Items]
Stock issued during period, value, purchase of assets												$ 1,673
Research and development expense								$ 230	$ 49	$ 484	$ 95	686	$ 715
Value of shares issued during period												5,929
Valeant Pharmaceuticals
Intellectual Property And Collaborative Agreements [Line Items]
Annual payment for per assigned patents												50
Threshold limit of earned out payments												$ 5,000
Valeant Pharmaceuticals | First Conformationally Restricted Nucleotide Product
Intellectual Property And Collaborative Agreements [Line Items]
Development milestone payments						$ 5,000
Valeant Pharmaceuticals | Second Conformationally Restricted Nucleotide Product
Intellectual Property And Collaborative Agreements [Line Items]
Development milestone payments						$ 2,000
Novosom
Intellectual Property And Collaborative Agreements [Line Items]
Stock issued during period, shares, purchase of assets | shares					140
Stock issued during period, value, purchase of assets					$ 3,800
Contractual agreements assets acquired payment percentage					30.00%
Assets acquired additional consideration maximum					$ 3,300
Research and development expense				$ 100
Common stock reserved for future issuance as additional consideration | shares														510
Cash payable													$ 150
Additional common stock reserved for future issuance as consideration | shares													450
License fee payable			$ 75
Amount pledged to issue common stock			$ 75
Novosom | December 2014 license agreement with MiNA therapeutics
Intellectual Property And Collaborative Agreements [Line Items]
Cash payable		$ 80
Amount pledged to issue common stock	$ 120	$ 75
Number of common stock issued for settlement | shares	210	120
Novosom | December 2011 license agreement with MiNA therapeutics
Intellectual Property And Collaborative Agreements [Line Items]
Shares issued during period | shares	210
Value of shares issued during period	$ 120
Novosom | Subsequent Event
Intellectual Property And Collaborative Agreements [Line Items]
Number of common stock issued for settlement | shares		120
University of Helsinki
Intellectual Property And Collaborative Agreements [Line Items]
Development milestone payments | €							€ 275
Royalty advance | €															€ 250